UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Brown Capital Management, LLC
Address:  1201 N. Calvert Street
          Baltimore, MD 21202

Form 13F File Number:  028-03139

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Eddie C. Brown
Title:    President
Phone:    410-837-3234

Signature, Place, and Date of Signing:

      /s/ Eddie C. Brown              Baltimore, MD              May 15, 2012
      ------------------              -------------              ------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          119
                                         -----------

Form 13F Information Table Value Total:  $ 3,568,578
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

          COLUMN 1             COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
---------------------------- ------------- --------- ----------- -------------------- ---------- -------- --------------------------
                                                                                                               VOTING AUTHORITY
                               TITLE OF                 VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   --------------------------
       NAME OF ISSUER            CLASS       CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
---------------------------- ------------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ---------
TEVA PHARMACEUTICAL INDS LTD SPONSORED ADR 881624209      12,985     288,163 SH       SOLE                   97,965          190,198
BRUKER CORP                  COM           116794108      18,668   1,219,352 SH       SOLE                  734,752          484,600
CANTEL MEDICAL CORP          COM           138098108      93,589   3,730,113 SH       SOLE                2,216,544        1,513,569
CARBO CERAMICS INC           COM           140781105      88,340     837,738 SH       SOLE                  450,202          387,536
CARNIVAL CORP                PAIRED CTF    143658300       7,139     222,526 SH       SOLE                   80,697          141,829
CATERPILLAR INC DEL          COM           149123101       7,431      69,757 SH       SOLE                   17,125           52,632
CELGENE CORP                 COM           151020104      15,865     204,656 SH       SOLE                   85,360          119,296
CERNER CORP                  COM           156782104       2,698      35,420 SH       SOLE                   35,420
COACH INC                    COM           189754104       3,437      44,471 SH       SOLE                   28,472           15,999
COGNEX CORP                  COM           192422103     108,870   2,570,102 SH       SOLE                1,413,403        1,156,699
CONCUR TECHNOLOGIES INC      COM           206708109      91,512   1,594,848 SH       SOLE                  824,400          770,448
COVANCE INC                  COM           222816100       6,040     126,808 SH       SOLE                   90,264           36,544
DANAHER CORP DEL             COM           235851102         316       5,650 SH       SOLE                    1,000            4,650
DICKS SPORTING GOODS INC     COM           253393102      18,084     376,118 SH       SOLE                  137,729          238,389
DIODES INC                   COM           254543101      89,191   3,847,752 SH       SOLE                2,258,034        1,589,718
DYNAMIC MATLS CORP           COM           267888105      46,242   2,190,545 SH       SOLE                1,173,320        1,017,225
E M C CORP MASS              COM           268648102      11,399     381,480 SH       SOLE                   90,538          290,942
ECOLAB INC                   COM           278865100       7,879     127,665 SH       SOLE                   74,906           52,759
ENERNOC INC                  COM           292764107      10,798   1,499,661 SH       SOLE                  423,167        1,076,494
EXPEDITORS INTL WASH INC     COM           302130109       4,463      95,950 SH       SOLE                   66,171           29,779
FLIR SYS INC                 COM           302445101      54,625   2,158,232 SH       SOLE                1,527,090          631,142
FACTSET RESH SYS INC         COM           303075105       4,308      43,500 SH       SOLE                   22,897           20,603
FASTENAL CO                  COM           311900104       2,276      42,078 SH       SOLE                   37,698            4,380
FLAMEL TECHNOLOGIES SA       SPONSORED ADR 338488109       2,702     526,663 SH       SOLE                  287,300          239,363
GENERAL ELECTRIC CO          COM           369604103       1,082      53,897 SH       SOLE                   13,234           40,663
GRAINGER W W INC             COM           384802104         537       2,500 SH       SOLE                                     2,500
HOME DEPOT INC               COM           437076102         229       4,550 SH       SOLE                      306            4,244
HUMAN GENOME SCIENCES INC    COM           444903108       1,813     220,070 SH       SOLE                   62,109          157,961
HUNT J B TRANS SVCS INC      COM           445658107       4,218      77,571 SH       SOLE                   41,350           36,221
INTERNATIONAL BUSINESS MACHS COM           459200101       3,008      14,417 SH       SOLE                    9,845            4,572
KENSEY NASH CORP             COM           490057106      31,895   1,090,066 SH       SOLE                  581,925          508,141
MSC INDL DIRECT INC          CL A          553530106       8,089      97,127 SH       SOLE                   63,212           33,915
MANHATTAN ASSOCS INC         COM           562750109      94,348   1,985,013 SH       SOLE                1,210,475          774,538
MCDONALDS CORP               COM           580135101         507       5,166 SH       SOLE                      141            5,025
MEASUREMENT SPECIALTIES INC  COM           583421102      90,427   2,683,295 SH       SOLE                1,374,114        1,309,181
MEDASSETS INC                COM           584045108      57,850   4,395,908 SH       SOLE                1,290,233        3,105,675
MEDICIS PHARMACEUTICAL CORP  CL A NEW      584690309      54,023   1,437,180 SH       SOLE                  846,551          590,629
MERIDIAN BIOSCIENCE INC      COM           589584101      61,337   3,164,942 SH       SOLE                1,749,952        1,414,990
NEOGEN CORP                  COM           640491106     105,604   2,702,953 SH       SOLE                1,664,881        1,038,072
OYO GEOSPACE CORP            COM           671074102      30,239     287,084 SH       SOLE                  161,049          126,035
PALL CORP                    COM           696429307         328       5,500 SH       SOLE                                     5,500
PAREXEL INTL CORP            COM           699462107      14,973     555,174 SH       SOLE                  220,548          334,626
PEETS COFFEE & TEA INC       COM           705560100      83,662   1,135,175 SH       SOLE                  618,140          517,035
PEPSICO INC                  COM           713448108         513       7,730 SH       SOLE                      154            7,576
PETMED EXPRESS INC           COM           716382106      15,755   1,272,591 SH       SOLE                  154,372        1,118,219
PHILIP MORRIS INTL INC       COM           718172109         609       6,869 SH       SOLE                                     6,869
PROCTER & GAMBLE CO          COM           742718109         403       5,995 SH       SOLE                      154            5,841
PULTE GROUP INC              COM           745867101       3,994     451,276 SH       SOLE                   84,433          366,843
QUALCOMM INC                 COM           747525103       2,120      31,167 SH       SOLE                   12,491           18,676
QUALITY SYS INC              COM           747582104     103,636   2,369,911 SH       SOLE                1,359,273        1,010,638
ROVI CORP                    COM           779376102      60,266   1,851,473 SH       SOLE                1,020,076          831,397
ST JUDE MED INC              COM           790849103       7,983     180,153 SH       SOLE                  108,023           72,130
SASOL LTD                    SPONSORED ADR 803866300      18,333     376,911 SH       SOLE                  142,422          234,489
SCHLUMBERGER LTD             COM           806857108         302       4,317 SH       SOLE                    2,788            1,529
SIGMA ALDRICH CORP           COM           826552101       1,844      25,246 SH       SOLE                   20,446            4,800
STAPLES INC                  COM           855030102       3,297     203,650 SH       SOLE                  105,227           98,423
STARBUCKS CORP               COM           855244109       2,931      52,450 SH       SOLE                   49,017            3,433
STIFEL FINL CORP             COM           860630102       6,604     174,528 SH       SOLE                   98,435           76,093
STRYKER CORP                 COM           863667101       1,079      19,444 SH       SOLE                   16,291            3,153
SUN HYDRAULICS CORP          COM           866942105      80,982   3,095,628 SH       SOLE                1,878,446        1,217,182
SYSCO CORP                   COM           871829107         296       9,906 SH       SOLE                      353            9,553
TECHNE CORP                  COM           878377100      73,500   1,048,507 SH       SOLE                  642,991          405,516
TOLL BROTHERS INC            COM           889478103       8,380     349,331 SH       SOLE                  139,337          209,994
TRACTOR SUPPLY CO            COM           892356106      15,408     170,145 SH       SOLE                   62,324          107,821
TRIMBLE NAVIGATION LTD       COM           896239100      15,700     288,499 SH       SOLE                  120,268          168,231
TYLER TECHNOLOGIES INC       COM           902252105     115,783   3,014,407 SH       SOLE                1,712,187        1,302,220
UNITED PARCEL SERVICE INC    CL B          911312106         450       5,570 SH       SOLE                      145            5,425
UNITED TECHNOLOGIES CORP     COM           913017109       1,442      17,387 SH       SOLE                   13,189            4,198
WAL MART STORES INC          COM           931142103         203       3,324 SH       SOLE                      294            3,030
WATERS CORP                  COM           941848103       6,247      67,418 SH       SOLE                   45,171           22,247
WESTERN UN CO                COM           959802109       5,117     290,749 SH       SOLE                  163,388          127,361
WISCONSIN ENERGY CORP        COM           976657106         370      10,515 SH       SOLE                      356           10,159
YORK WTR CO                  COM           987184108         195      11,250 SH       SOLE                                    11,250
ABAXIS INC                   COM           002567105     100,842   3,461,784 SH       SOLE                1,970,147        1,491,637
ABBOTT LABS                  COM           002824100       2,011      32,815 SH       SOLE                   15,996           16,819
ACCELRYS INC                 COM           00430u103      60,069   7,527,499 SH       SOLE                3,803,888        3,723,611
ACI WORLDWIDE INC            COM           004498101      70,926   1,761,256 SH       SOLE                  939,752          821,504
AKAMAI TECHNOLOGIES INC      COM           00971T101       6,349     173,002 SH       SOLE                   95,731           77,271
ALLSCRIPTS HEALTHCARE SOLUTN COM           01988P108      10,700     644,565 SH       SOLE                  226,754          417,811
AMERICAN SOFTWARE INC        CL A          029683109      33,151   3,863,785 SH       SOLE                2,273,848        1,589,937
ANSYS INC                    COM           03662Q105     101,845   1,566,360 SH       SOLE                  791,914          774,446
APPLE INC                    COM           037833100      13,578      22,650 SH       SOLE                    6,204           16,446
AUTOMATIC DATA PROCESSING IN COM           053015103         353       6,404 SH       SOLE                      209            6,195
BAKER HUGHES INC             COM           057224107         888      21,176 SH       SOLE                   18,338            2,838
BALCHEM CORP                 COM           057665200      69,535   2,298,689 SH       SOLE                1,259,297        1,039,392
BLACKBAUD INC                COM           09227Q100     109,418   3,292,773 SH       SOLE                1,918,133        1,374,640
CAMERON INTERNATIONAL CORP   COM           13342B105       8,653     163,787 SH       SOLE                   91,528           72,259
CISCO SYS INC                COM           17275R102         252      11,930 SH       SOLE                                    11,930
DTS INC                      COM           23335C101      64,499   2,134,305 SH       SOLE                1,224,942          909,363
DIAMOND OFFSHORE DRILLING IN COM           25271C102       5,873      87,981 SH       SOLE                   38,791           49,190
DOLBY LABORATORIES INC       COM           25659T107      57,758   1,517,551 SH       SOLE                  917,810          599,741
EXXON MOBIL CORP             COM           30231G102         508       5,863 SH       SOLE                       85            5,778
FEI CO                       COM           30241L109     135,913   2,767,508 SH       SOLE                1,500,946        1,266,562
GEN-PROBE INC NEW            COM           36866T103      94,560   1,423,885 SH       SOLE                  908,615          515,270
GOOGLE INC                   CL A          38259P508       9,784      15,258 SH       SOLE                    3,941           11,317
HITTITE MICROWAVE CORP       COM           43365Y104      81,988   1,509,630 SH       SOLE                  848,610          661,020
ICON PUB LTD CO              SPONSORED ADR 45103T107       9,542     449,680 SH       SOLE                  246,095          203,585
INCYTE CORP                  COM           45337C102      35,163   1,821,907 SH       SOLE                  702,771        1,119,136
IRIS INTL INC                COM           46270W105      42,436   3,141,052 SH       SOLE                1,499,057        1,641,995
JPMORGAN CHASE & CO          COM           46625H100       8,805     191,504 SH       SOLE                   30,038          161,466
MEDIDATA SOLUTIONS INC       COM           58471A105      96,708   3,630,162 SH       SOLE                2,119,921        1,510,241
MYRIAD GENETICS INC          COM           62855J104       4,068     171,917 SH       SOLE                   99,272           72,645
NIC INC                      COM           62914B100      80,218   6,613,152 SH       SOLE                3,742,460        2,870,692
NVR INC                      COM           62944T105       3,933       5,415 SH       SOLE                    3,288            2,127
NETAPP INC                   COM           64110D104       9,797     218,821 SH       SOLE                  126,503           92,318
NETSCOUT SYS INC             COM           64115T104      85,954   4,225,879 SH       SOLE                2,392,046        1,833,833
NUANCE COMMUNICATIONS INC    COM           67020Y100      54,423   2,127,543 SH       SOLE                1,448,803          678,740
ORACLE CORP                  COM           68389X105       7,429     254,772 SH       SOLE                   67,790          186,982
PRAXAIR INC                  COM           74005P104       1,117       9,743 SH       SOLE                    6,975            2,768
PRICE T ROWE GROUP INC       COM           74144T108      17,026     260,734 SH       SOLE                   90,905          169,829
PROS HOLDINGS INC            COM           74346Y103      83,334   4,456,384 SH       SOLE                2,465,116        1,991,268
QUANTA SVCS INC              COM           74762E102      15,702     751,269 SH       SOLE                  319,785          431,484
SHIRE PLC                    SPONSORED ADR 82481R106      12,581     132,782 SH       SOLE                   62,845           69,937
TARGET CORP                  COM           87612E106       1,593      27,333 SH       SOLE                   19,956            7,377
3M CO                        COM           88579Y101       1,056      11,832 SH       SOLE                    9,466            2,366
INVESCO LTD                  SHS           G491BT108       7,544     282,855 SH       SOLE                  154,365          128,490
NABORS INDUSTRIES LTD        SHS           G6359F103      11,638     665,404 SH       SOLE                  255,573          409,831
TRANSOCEAN LTD               REG SHS       H8817H100      17,636     322,414 SH       SOLE                  134,388          188,026
TYCO INTERNATIONAL LTD       SHS           H89128104      14,654     260,849 SH       SOLE                  143,116          117,733